ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,898	$ 1,987
Less: allowances for credit losses	(11)	(11)	$ (10)	$ 0
Accounts receivable, net	1,887	1,976
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	1,721	1,752
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 177	$ 235